Federated Hermes Municipal Ultrashort Fund
(formerly, Federated Municipal Ultrashort Fund)
Portfolio of Investments
June 30, 2020 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—84.6%
		Alabama—2.8%
$1,250,000		Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No. 4 (Series 2019A-1), (Morgan Stanley GTD), 4.000%, 6/1/2021	$1,284,025
1,425,000		Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No. 4 (Series 2019A-1), (Morgan Stanley GTD), 4.000%, 6/1/2022	1,505,227
1,500,000		Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No. 4 (Series 2019A-1), (Morgan Stanley GTD), 4.000%, 6/1/2023	1,625,280
22,500,000	[1]	Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No.3 (Series 2018B-1) FRNs, (Goldman Sachs Group, Inc. GTD), 1.016% (1-month USLIBOR x 0.67 +0.900%), Mandatory Tender 12/1/2023	22,170,825
2,000,000		Lower Alabama Gas District, Gas Project Revenue Bonds Project No.2 (Series 2020A) TOBs, (Goldman Sachs Group, Inc. GTD), 4.000%, Mandatory Tender 12/1/2025	2,275,720
3,650,000		Selma, AL IDB (International Paper Co.), Gulf Opportunity Zone Revenue Refunding Bonds (Series 2019A) TOBs, 2.000%, Mandatory Tender 10/1/2024	3,770,523
5,250,000		Selma, AL IDB (International Paper Co.), Gulf Opportunity Zone Revenue Refunding Bonds (Series 2020A) TOBs, 1.375%, Mandatory Tender 6/16/2025	5,278,770
30,000,000	[1]	Southeast Alabama Gas Supply District, Gas Supply Revenue Bonds Project No. 2 (Series 2018B) FRNs, (Morgan Stanley GTD), 0.966% (1-month USLIBOR x 0.67 +0.850%), Mandatory Tender 6/1/2024	29,288,700
		TOTAL	67,199,070
		Alaska—1.0%
24,175,000		Alaska Industrial Development and Export Authority (Yukon-Kuskokwim Health Corp.), Loan Anticipation Revenue Notes (Series 2017), 3.500%, 12/1/2020	24,221,658
		Arizona—0.8%
5,000,000		Chandler, AZ IDA (Intel Corp.), Industrial Development Revenue Bonds (Series 2019) TOBs, 4.918%, Mandatory Tender 6/3/2024	5,758,250
4,000,000		Coconino County, AZ Pollution Control Corp. (Nevada Power Co.), Pollution Control Refunding Revenue Bonds (Series 2017A) TOBs, 1.875%, Mandatory Tender 3/31/2023	4,029,600
5,000,000		Tempe, AZ IDA (Mirabella at ASU), Revenue Bonds (Series 2017B), 4.000%, 10/1/2023	4,899,850
4,000,000	[2]	Yavapai County, AZ IDA Solid Waste Disposal (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2002) TOBs, 2.800%, Mandatory Tender 6/1/2021	4,051,000
		TOTAL	18,738,700
		California—4.7%
9,350,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Index Rate Bonds Series 2017D) FRNs, 1.550% (3-month USLIBOR x 0.70 +0.550%), Mandatory Tender 4/1/2021	9,298,856
10,000,000	[1]	California Infrastructure & Economic Development Bank (California Academy of Sciences), Revenue Bonds (Series 2018B) FRNs, 0.509% (1-month USLIBOR x 0.70 +0.380%), Mandatory Tender 8/1/2021	9,932,700
15,000,000	[1]	California Infrastructure & Economic Development Bank (J Paul Getty Trust), Variable Rate Refunding Revenue Bonds (Series 2011A-1) FRNs, 0.321% (1-month USLIBOR x 0.70 +0.200%), Mandatory Tender 4/1/2021	14,941,650
50,000,000	[1]	California Infrastructure & Economic Development Bank (Los Angeles County Museum of Art), Revenue Refunding Bonds (Series 2017B) FRNs, 0.776% (1-month USLIBOR x 0.70 +0.650%), Mandatory Tender 2/1/2021	49,895,000
7,500,000	[1]	California State, UT GO Bonds (Index Floating Rate Bonds Series 2013D) FRNs, 0.420% (SIFMA 7-day +0.290%), Mandatory Tender 12/1/2020	7,486,200
3,750,000		California State, UT GO Various Purpose Bonds, 5.000%, 3/1/2029	5,035,500
3,000,000		California State, UT GO Various Purpose Refunding Bonds, 5.000%, 3/1/2025	3,629,100
5,000,000		Southern California Public Power Authority (Power Projects), Windy Point/Windy Flats Project Revenue Refunding Bonds (Series 2020-1) Green Bonds, 5.000%, 4/1/2024	5,808,300
2,000,000		Western Placer, CA Unified School District, Community Facilities District No. 1 2020 Bond Anticipation Notes, 2.000%, 6/1/2025	2,049,440
2,730,000		Western Placer, CA Unified School District, Community Facilities District No.2 2020 Bond Anticipation Notes, 2.000%, 6/1/2025	2,785,637
		TOTAL	110,862,383

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Colorado—1.5%
$5,825,000	[1]	Colorado School of Mines Board of Trustees (Colorado School of Mines, CO), Institutional Enterprise Revenue Refunding Bonds (Series 2018A) FRNs, 0.616% (1-month USLIBOR x 0.67 +0.500%), 2/1/2023	$5,731,450
14,375,000		Denver, CO City & County Department of Aviation, Airport System Revenue Refunding Bonds (Series 2019D) TOBs, 5.000%, Mandatory Tender 11/15/2022	15,768,369
6,000,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue Bonds (LIBOR Index Series 2017B) FRNs, 1.174% (1-month USLIBOR x 0.67 +1.050%), Mandatory Tender 9/1/2021	6,001,860
8,000,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue Bonds (LIBOR Index Series 2019A) FRNs, 0.543% (1-month USLIBOR x 0.67 +0.420%), Mandatory Tender 9/1/2021	7,945,680
		TOTAL	35,447,359
		Connecticut—1.2%
5,000,000		Connecticut State Health & Educational Facilities (Yale-New Haven Hospital), Revenue Bonds (Series 2019B) TOBs, 1.780%, Mandatory Tender 7/1/2024	5,185,200
500,000		Connecticut State Special Transportation Fund, Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 4.000%, 5/1/2021	513,890
400,000		Connecticut State Special Transportation Fund, Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2022	431,380
675,000		Connecticut State Special Transportation Fund, Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2023	756,466
1,000,000		Connecticut State Special Transportation Fund, Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2024	1,159,630
850,000		Connecticut State Special Transportation Fund, Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2025	1,016,277
1,200,000		Connecticut State Special Transportation Fund, Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2026	1,469,052
3,400,000		Connecticut State Special Transportation Fund, Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2027	4,248,232
4,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 0.880% (SIFMA 7-day +0.750%), 3/1/2021	4,001,600
3,065,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 0.980% (SIFMA 7-day +0.850%), 3/1/2022	3,068,004
1,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 1.030% (SIFMA 7-day +0.900%), 3/1/2023	1,500,675
4,160,000		Griswold, CT BANs, 2.000%, 10/20/2020	4,183,545
		TOTAL	27,533,951
		Delaware—0.2%
4,000,000		Delaware Economic Development Authority (Delmarva Power and Light Co.), Gas Facilities Revenue Refunding Bonds (Series 2020A) TOBs, 1.050%, Mandatory Tender 7/1/2025	4,018,440
		Florida—0.8%
775,000		Escambia County, FL (International Paper Co.), Environmental Improvement Revenue Refunding Bonds (Series 2019B) TOBs, 2.000%, Mandatory Tender 10/1/2024	800,590
3,500,000		Miami-Dade County, FL IDA (Waste Management, Inc.), (Series 2011) TOBs, 1.600%, Mandatory Tender 11/2/2020	3,502,380
5,000,000		Orlando, FL Utilities Commission, Utility System Revenue Refunding Bonds (Series 2017A) TOBs, 3.000%, Mandatory Tender 10/1/2020	5,031,200
10,000,000		Orlando, FL Utilities Commission, Utility System Revenue Refunding Bonds (Series 2017A) TOBs, 5.000%, Mandatory Tender 10/1/2020	10,111,700
		TOTAL	19,445,870
		Georgia—2.7%
1,000,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.000%, 12/1/2020	1,016,810
1,125,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.000%, 12/1/2021	1,188,664
4,100,000		Bartow County, GA Development Authority (Georgia Power Co.), Bowen Project Pollution Control Revenue Bonds (First Series 1997) TOBs, 2.016%, Mandatory Tender 11/19/2021	4,148,134
6,700,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Pollution Control Revenue Bonds (Fifth Series 1994) TOBs, 2.150%, Mandatory Tender 6/13/2024	6,844,720
10,000,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Pollution Control Revenue Bonds (First Series 2012) TOBs, 1.550%, Mandatory Tender 8/19/2022	10,012,800
6,000,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Pollution Control Revenue Bonds (Second Series 2012) TOBs, 1.700%, Mandatory Tender 8/22/2024	6,026,100
22,000,000	[1]	Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2018B) FRNs, (Royal Bank of Canada GTD), 0.866% (1-month USLIBOR x 0.67 +0.750%), Mandatory Tender 9/1/2023	21,812,120

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Georgia—continued
$3,000,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2019B) TOBs, (Toronto Dominion Bank GTD), 4.000%, Mandatory Tender 12/2/2024	$3,385,470
2,500,000		Monroe County, GA Development Authority Pollution Control (Georgia Power Co.), Scherer Project Pollution Control Revenue Bonds (First Series 2009) TOBs, 2.027%, Mandatory Tender 11/19/2021	2,529,350
5,000,000		Private Colleges & Universities Facilities of GA (Emory University), Revenue Bonds (Series 2020B), 5.000%, 9/1/2025	6,158,750
		TOTAL	63,122,918
		Illinois—2.7%
4,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.000%, 11/1/2020	4,046,280
4,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.000%, 11/1/2021	4,183,120
1,705,000		Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), 5.000%, 5/15/2021	1,703,465
19,000,000		Illinois State Solid Waste Development Authority (Waste Management, Inc.), (Series 2019) TOBs, 1.600%, Mandatory Tender 11/2/2020	19,012,920
10,000,000		Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2020	10,078,300
5,000,000		Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2021	5,148,450
8,000,000		Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2022	8,371,120
5,000,000		Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2024	5,361,200
2,000,000		Illinois State, UT GO Bonds (Series 2020B), 5.375%, 5/1/2023	2,125,820
2,000,000		Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2021	2,055,720
3,000,000		Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2022	3,134,670
		TOTAL	65,221,065
		Indiana—1.9%
10,000,000		Bartholomew Consolidated School Corp., IN TANs, 4.000%, 12/31/2020	10,162,500
100,000		Indiana Health Facility Financing Authority (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 2001A-2) TOBs, (United States Treasury PRF), 2.000%, Mandatory Tender 2/1/2023	103,501
5,900,000		Indiana Health Facility Financing Authority (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 2001A-2) TOBs, 2.000%, Mandatory Tender 2/1/2023	6,104,022
5,950,000		Indiana Health Facility Financing Authority (Ascension Health Alliance Subordinate Credit Group), Revenue Bonds (Series 2005 A-3) TOBs, 1.350%, Mandatory Tender 8/4/2020	5,954,879
1,520,000		Indiana Health Facility Financing Authority (Ascension Health Alliance Subordinate Credit Group), Revenue Bonds (Series 2005 A-5) TOBs, 1.350%, Mandatory Tender 8/4/2020	1,521,246
12,500,000		Indiana State EDA (Republic Services, Inc.), (Series A) TOBs, 0.650%, Mandatory Tender 9/1/2020	12,498,500
4,500,000		Indianapolis, IN Local Public Improvement Bond Bank (Marion County, IN Capital Improvement Board of Managers), Fieldhouse Project Revenue Notes (Series 2019B) BANs, 1.450%, 6/1/2021	4,500,495
2,000,000		Rockport, IN PCR (American Electric Power Co., Inc.), Pollution Control Revenue Refunding Bonds (Series 1995A) TOBs, 1.350%, Mandatory Tender 9/1/2022	2,027,300
2,250,000		Rockport, IN PCR (American Electric Power Co., Inc.), Pollution Control Revenue Refunding Bonds (Series 1995B) TOBs, 1.350%, Mandatory Tender 9/1/2022	2,280,713
		TOTAL	45,153,156
		Iowa—0.2%
4,000,000	[1]	Iowa Finance Authority, Single Family Mortgage Bonds (Series 2018B) FRNs, 0.430% (SIFMA 7-day +0.300%), Mandatory Tender 5/3/2021	3,986,080
		Kansas—0.1%
3,000,000		Holton, KS (Holton Community Hospital), Hospital Loan Anticipation Revenue Bonds (Series 2019), 2.500%, 7/1/2021	3,017,340
		Kentucky—2.5%
3,500,000		Kentucky Housing Corp. (BTT Development III Portfolio), Multifamily Rental Housing Revenue Bonds (Series 2019) TOBs, (United States Treasury GTD), 1.400%, Mandatory Tender 6/1/2022	3,549,035
12,500,000		Kentucky State Rural Water Finance Corp., Public Project Construction Notes (Series E-2019-1), 1.450%, 6/1/2021	12,546,375
9,600,000		Louisville & Jefferson County, KY Metropolitan Government (Louisville Gas & Electric Co.), Revenue Refunding Bonds Series 2013A (Remarketing 4/1/19) TOBs, 1.850%, Mandatory Tender 4/1/2021	9,671,328
13,000,000		Louisville & Jefferson County, KY Metropolitan Government (Norton Healthcare, Inc.), Health System Revenue Bonds (Series 2020B) TOBs, 5.000%, Mandatory Tender 10/1/2023	14,295,450
8,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2018B) TOBs, (BP PLC GTD), 3.956%, Mandatory Tender 1/1/2025	8,811,520
5,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2019A-1) TOBs, (Morgan Stanley GTD), 4.000%, Mandatory Tender 6/1/2025	5,619,350

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Kentucky—continued
$5,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2020A) TOBs, (BP PLC GTD), 4.000%, Mandatory Tender 6/1/2026	$5,645,500
		TOTAL	60,138,558
		Louisiana—0.2%
6,000,000		St. John the Baptist Parish, LA (Marathon Oil Corp.), Revenue Refunding Bonds (Series 2019 A-1) TOBs, 2.000%, Mandatory Tender 4/1/2023	5,945,940
		Massachusetts—1.9%
3,500,000		Massachusetts Department of Transportation, Subordinated Metropolitan Highway System Revenue Refunding Bonds (Series 2019A) TOBs, 5.000%, Mandatory Tender 1/1/2023	3,877,160
11,000,000	[1]	Massachusetts Development Finance Agency (Mass General Brigham), Index Floating Rate Bonds (Series 2017S) FRNs, 0.550% (SIFMA 7-day +0.420%), Mandatory Tender 1/27/2022	10,967,660
12,000,000	[1]	Massachusetts Development Finance Agency (Mass General Brigham), Index Floating Rate Bonds (Series 2017S) FRNs, 0.630% (SIFMA 7-day +0.500%), Mandatory Tender 1/26/2023	11,957,280
5,700,000		Massachusetts Development Finance Agency (Mass General Brigham), Revenue Bonds (Series 2017 S-4) TOBs, 5.000%, Mandatory Tender 1/25/2024	6,593,703
6,250,000		Massachusetts HEFA (University of Massachusetts), Revenue Bonds (Series A) TOBs, 1.819%, Mandatory Tender 4/1/2022	6,397,625
4,000,000	[1]	Massachusetts State HFA (Massachusetts State HFA SFH Revenue), Single Family Housing Revenue Bonds (Series 196) FRNs, 0.471% (1-month USLIBOR x 0.70 +0.350%), Mandatory Tender 6/1/2021	3,999,640
2,225,000		Massachusetts State HFA (Massachusetts State HFA SFH Revenue), Single Family Housing Revenue Bonds (Series 212) TOBs, 1.450%, Mandatory Tender 12/1/2022	2,252,835
		TOTAL	46,045,903
		Michigan—1.8%
10,000,000		Michigan State Hospital Finance Authority (Ascension Health Alliance Senior Credit Group), Refunding and Project Revenue Bonds (Series 2010F-2) TOBs, 1.900%, Mandatory Tender 4/1/2021	10,095,200
13,030,000	[1]	Michigan State Hospital Finance Authority (McLaren Health Care Corp.), Hospital Revenue Refunding Floating Rate Bonds (Series 2015D-1) FRNs, 0.525% (1-month USLIBOR x 0.68 +0.400%), Mandatory Tender 10/15/2021	12,922,242
11,835,000	[1]	Michigan State Housing Development Authority, Rental Housing Revenue Bonds (Series 2016E) FRNs, 2.000% (3-month USLIBOR x 0.70 +1.000%), Mandatory Tender 10/1/2021	11,830,148
6,225,000		University of Michigan (The Regents of), General Revenue Bonds (Series 2019C) TOBs, 3.934%, Mandatory Tender 4/1/2024	6,886,655
		TOTAL	41,734,245
		Minnesota—0.5%
5,000,000		Brooklyn Center, MN (Sonder House Apartments), Multifamily Housing Revenue Refunding Bonds (Series 2019) TOBs, 1.350%, Mandatory Tender 7/1/2022	5,016,600
7,000,000	[1]	Minnesota State HFA, Residential Housing Finance Bonds (Series 2018D) FRNs, 0.560% (SIFMA 7-day +0.430%), Mandatory Tender 7/3/2023	6,979,000
		TOTAL	11,995,600
		Mississippi—0.3%
7,750,000		Mississippi Business Finance Corp. (Mississippi Power Co.), Revenue Bonds (First Series 2010) TOBs, 2.750%, Mandatory Tender 12/9/2021	7,872,838
		Missouri—1.1%
10,000,000		Missouri State Environmental Improvement & Energy Resources Authority (Union Electric Co.), Environmental Improvement Revenue Refunding Bonds (Series 1992), 1.600%, 12/1/2022	10,131,100
15,000,000		Missouri State Public Utilities Commission, Interim Construction Notes (Series 2019), 1.500%, 3/1/2021	15,023,700
		TOTAL	25,154,800
		Montana—0.7%
12,630,000	[1]	Montana Facility Finance Authority (Billings Clinic Obligated Group), Variable Rate Revenue Bonds (Series 2018C) FRNs, 0.680% (SIFMA 7-day +0.550%), Mandatory Tender 8/15/2023	12,592,236
3,200,000	[1]	Montana State University (The Board of Regents of), Facilities Refunding Revenue Bonds (Series 2018F) FRNs, 0.580% (SIFMA 7-day +0.450%), Mandatory Tender 9/1/2023	3,157,472
		TOTAL	15,749,708
		Multi State—0.9%
3,095,000	[1]	BB&T Muni Trust, Tax-Exempt Pool Certificates (Series 2016 Class D) FRNs, (Cooperatieve Rabobank UA LOC), 1.380% (SIFMA 7-day +1.250%), 12/31/2021	3,095,000

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Multi State—continued
$17,661,796	[1]	BB&T Muni Trust, Tax-Exempt Pool Certificates (Series 2018 Class C) FRNs, (Cooperatieve Rabobank UA LOC), 1.020% (SIFMA 7-day +0.800%), 11/30/2021	$17,661,796
		TOTAL	20,756,796
		Nevada—2.0%
27,000,000		Clark County, NV Airport System, Airport System Junior Subordinate Lien Revenue Notes (Series 2017C), 5.000%, 7/1/2021	28,068,930
2,000,000		Clark County, NV Airport System, Airport System Subordinate Lien Revenue Refunding Bonds (Series 2019A), 5.000%, 7/1/2025	2,376,860
5,000,000		Clark County, NV Pollution Control (Nevada Power Co.), Pollution Control Refunding Revenue Bonds (Series 2017) TOBs, 1.650%, Mandatory Tender 3/31/2023	5,037,500
500,000		Clark County, NV School District, LT GO Building Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 3.000%, 6/15/2023	532,915
1,450,000		Clark County, NV School District, LT GO Building Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 3.000%, 6/15/2025	1,595,768
550,000		Clark County, NV School District, LT GO Building Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 5.000%, 6/15/2026	671,715
3,000,000		Director of the State of Nevada Department of Business and Industry (Republic Services, Inc.) TOBs, 0.875%, Mandatory Tender 12/1/2020	2,999,130
7,000,000		Humboldt County, NV (Idaho Power Co.), PCR Refunding Bonds (Series 2003), 1.450%, 12/1/2024	7,151,760
		TOTAL	48,434,578
		New Hampshire—1.7%
24,000,000		National Finance Authority, NH (Emerald Renewable Diesel LLC), (Series 2019) TOBs, (United States Treasury GTD), 2.000%, Mandatory Tender 8/31/2020	24,031,440
10,000,000	[1]	National Finance Authority, NH (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2018A) FRNs, 0.880% (SIFMA 7-day +0.750%), Mandatory Tender 10/1/2021	9,997,400
1,500,000		National Finance Authority, NH (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2019A-1) TOBs, 2.126%, Mandatory Tender 7/1/2024	1,533,750
4,000,000		National Finance Authority, NH (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2019A-3) TOBs, 2.150%, Mandatory Tender 7/1/2024	4,090,000
2,000,000		National Finance Authority, NH (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2019A-4) TOBs, 2.150%, Mandatory Tender 7/1/2024	2,045,000
		TOTAL	41,697,590
		New Jersey—6.5%
10,174,759		Asbury Park, NJ BANs, 1.500%, 1/22/2021	10,239,369
3,404,050		Bound Brook Borough, NJ BANs, 2.000%, 8/7/2020	3,409,360
2,600,000		Camden, NJ, (Series 2019) BANs, 2.250%, 8/14/2020	2,604,576
4,086,518		Englewood Cliffs, NJ BANs, 2.000%, 2/19/2021	4,129,140
8,500,000		Lyndhurst Township, NJ BANs, 1.875%, 9/10/2020	8,525,330
7,000,000		New Jersey EDA (New Jersey-American Water Co., Inc.), Water Facilities Refunding Revenue Bonds (Series 2020B) TOBs, 1.200%, Mandatory Tender 6/1/2023	6,989,920
7,000,000	[1]	New Jersey Turnpike Authority, Revenue Refunding Bonds (Series 2017 C-2) FRNs, 0.601% (1-month USLIBOR x 0.70 +0.480%), 1/1/2022	6,969,200
30,000,000	[1]	New Jersey Turnpike Authority, Revenue Refunding Bonds (Series 2017 C-5) FRNs, 0.581% (1-month USLIBOR x 0.70 +0.460%), Mandatory Tender 1/1/2021	29,974,800
20,000,000	[1]	New Jersey Turnpike Authority, Revenue Refunding Bonds (Series 2017 C-6) FRNs, 0.871% (1-month USLIBOR x 0.70 +0.750%), Mandatory Tender 1/1/2023	19,907,800
14,830,000		North Wildwood, NJ BANs, 1.500%, 8/21/2020	14,851,800
6,316,000		Roseland, NJ BANs, 2.000%, 4/30/2021	6,366,528
5,837,030		Roselle, NJ BANs, 2.000%, 11/18/2020	5,872,928
3,562,500		South Hackensack, NJ BANs, 1.500%, 2/18/2021	3,588,293
3,500,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2021	3,631,880
2,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2022	2,156,280
6,594,974		Union Beach, NJ BANs, 1.500%, 2/19/2021	6,642,919

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Jersey—continued
$6,429,751		Wallington, NJ BANs, 1.500%, 8/21/2020	$6,439,203
2,952,000		Weehawken Township, NJ BANs, 1.750%, 2/12/2021	2,977,328
8,585,257		West Orange Township, NJ BANs, 2.000%, 5/6/2021	8,657,459
		TOTAL	153,934,113
		New Mexico—1.1%
2,000,000		Farmington, NM (Public Service Co., NM), Pollution Control Revenue Refunding Bonds (Series 2010B) TOBs, 2.125%, Mandatory Tender 6/1/2022	2,000,480
5,000,000		Farmington, NM (Public Service Co., NM), Pollution Control Revenue Refunding Bonds (Series 2016B) TOBs, 1.875%, Mandatory Tender 10/1/2021	4,987,800
3,300,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A) TOBs, (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 5/1/2025	3,880,305
1,000,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 11/1/2021	1,042,060
1,000,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 11/1/2022	1,071,650
1,150,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 11/1/2023	1,260,676
1,685,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 11/1/2024	1,886,593
1,200,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 5/1/2021	1,231,716
1,000,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 5/1/2022	1,056,700
1,100,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 5/1/2023	1,191,322
1,600,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 5/1/2024	1,772,704
3,725,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 5/1/2025	4,212,752
		TOTAL	25,594,758
		New York—15.8%
1,465,000		Alden Village, NY, (Series 2019A) BANs, 1.750%, 9/10/2020	1,467,593
9,940,000		Attica, NY Central School District BANs, 2.000%, 6/23/2021	10,036,418
9,000,000		Auburn City School District, NY BANs, 1.500%, 6/23/2021	9,043,650
4,838,035		Belfast, NY Central School District, (Series 2019A) BANs, 2.000%, 12/4/2020	4,866,337
6,795,000		Campbell-Savona, NY, Central School District BANs, 1.500%, 6/25/2021	6,828,160
16,500,000		Chautauqua County, NY Capital Resource Corporation (NRG Energy, Inc.), Exempt Facilities Revenue Refunding Bonds (Series 2020) TOBs, 1.278%, Mandatory Tender 4/3/2023	16,185,840
3,235,000		Cortland, NY BANs, 1.750%, 11/25/2020	3,239,853
10,307,000		Dalton-Nunda, NY Central School District BANs, 1.500%, 6/24/2021	10,367,193
13,584,000		Elba, NY BANs, 1.750%, 11/24/2020	13,598,942
1,896,000		Elma, NY BANs, 2.000%, 8/6/2020	1,897,934
35,555,000		Elmira, NY City School District BANs, 1.500%, 6/25/2021	35,763,352
2,950,000		Hastings, NY BANs, 2.000%, 7/2/2020	2,950,118
1,625,000		Hempstead, NY Union Free School District RANs, 1.750%, 12/15/2020	1,627,941
2,780,000		Honeoye, NY Central School District BANs, 1.500%, 6/30/2021	2,797,069
3,165,000		Island Park Village, NY BANs, 2.000%, 3/4/2021	3,188,801
3,349,170		Jamestown, NY BANs, 2.000%, 3/4/2021	3,374,356
3,475,947		Lakeland, NY Central School District of Shrub Oak BANs, 2.000%, 8/21/2020	3,481,022
20,000,000		Long Beach, NY, (Series A) BANs, 1.500%, 9/4/2020	20,040,600
12,000,000	[1]	Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2014C) (LIBOR Floating Rate Tender Notes) FRNs, 0.871% (1-month USLIBOR x 0.70 +0.750%), Mandatory Tender 10/1/2023	11,944,200
12,000,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2019B) TOBs, 1.614%, Mandatory Tender 9/1/2024	11,959,920

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$3,015,000	[1]	Metropolitan Transportation Authority, NY (MTA Dedicated Tax Fund), Dedicated Tax Fund Variable Rate Bonds (Series 2008A-2A) FRNs, 0.580% (SIFMA 7-day +0.450%), Mandatory Tender 6/1/2022	$2,925,997
30,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), (Series 2019E) BANs, 4.000%, 9/1/2020	30,052,800
9,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2002D-A2) FRNs, (Assured Guaranty Municipal Corp. INS), 0.799% (1-month USLIBOR x 0.69 +0.680%), Mandatory Tender 4/6/2021	8,901,540
28,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2011B) FRNs, 0.666% (1-month USLIBOR x 0.67 +0.550%), Mandatory Tender 11/1/2022	26,399,240
7,990,000		New York City Housing Development Corp., Sustainable Development Bonds (Series 2016C-2) TOBs, 0.850%, Mandatory Tender 4/29/2021	7,991,598
25,000,000		New York State Dormitory Authority State Personal Income Tax Revenue, (Series B), 5.000%, 3/31/2021	25,879,500
12,900,000		Newark Valley, NY Central School District BANs, 1.000%, 6/25/2021	12,950,568
3,732,000		North West Fire District, NY, (Series A) BANs, 1.500%, 4/27/2021	3,744,166
4,350,213		Oneida, NY Public Library District BANs, 1.500%, 7/9/2021	4,354,955
4,360,599		Oneida, NY Public Library District BANs, 2.250%, 7/10/2020	4,361,951
16,790,000		Oneonta, NY City School District BANs, 1.500%, 6/25/2021	16,839,027
4,930,779		Ossining (Village of), NY BANs, 2.000%, 9/25/2020	4,944,289
7,350,000		Romulus, NY Central School District BANs, 1.500%, 6/25/2021	7,400,274
5,242,406		Sackets Harbor, NY CSD BANs, 2.000%, 6/18/2021	5,307,779
5,559,271		Scio, NY Central School District BANs, 1.250%, 6/25/2021	5,587,568
19,065,000		Southwestern, NY Central School District BANs, 1.500%, 6/24/2021	19,185,681
5,340,000		Stillwater, NY BANs, 1.500%, 6/4/2021	5,381,759
5,845,000		Warrensburg, NY CSD BANs, 1.500%, 6/25/2021	5,858,210
2,544,000		Watson, NY BANs, 1.500%, 4/23/2021	2,550,131
		TOTAL	375,276,332
		North Carolina—1.5%
850,000		Columbus County, NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.), Recovery Zone Facility Revenue Refunding Bonds (Series 2019B) TOBs, 2.000%, Mandatory Tender 10/1/2024	878,067
1,000,000		Columbus County, NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.), Recovery Zone Facility Revenue Refunding Bonds (Series 2020A) TOBs, 1.375%, Mandatory Tender 6/16/2025	1,005,480
12,500,000		North Carolina Capital Facilities Finance Agency (Republic Services, Inc.), (Series 2013) TOBs, 1.500%, Mandatory Tender 9/15/2020	12,500,250
1,000,000		North Carolina Capital Facilities Finance Agency (Republic Services, Inc.), (Series B) TOBs, 0.650%, Mandatory Tender 9/1/2020	999,880
20,000,000	[1]	University of North Carolina at Chapel Hill, General Revenue Refunding Bonds (Series 2019A) FRNs, 0.466% (1-month USLIBOR x 0.67 +0.350%), Mandatory Tender 12/1/2021	19,834,000
		TOTAL	35,217,677
		Ohio—2.0%
2,500,000		Harrison, OH BANs, 3.000%, 10/28/2020	2,520,250
8,000,000		Lancaster, OH Port Authority, Gas Supply Revenue Refunding Bonds (Series 2019) TOBs, (Royal Bank of Canada GTD), 4.945%, Mandatory Tender 2/1/2025	9,335,280
4,400,000		Lorain County, OH, (Series A) BANs, 3.000%, 2/6/2021	4,458,872
1,220,000		Marysville, OH, (Series C) BANs, 2.250%, 8/20/2020	1,223,001
2,250,000		Obetz Village, OH, (Series B) BANs, 2.000%, 11/20/2020	2,263,613
13,000,000	[1]	Ohio State Higher Educational Facility Commission (Case Western Reserve University, OH), Revenue Refunding Bonds (Series 2019A) FRNs, 0.541% (1-month USLIBOR x 0.70 +0.420%), Mandatory Tender 4/1/2022	12,868,050
4,000,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2020B) TOBs, 5.000%, Mandatory Tender 1/15/2025	4,682,800
1,000,000		Ohio Waste Development Authority Solid Waste (Waste Management, Inc.), Revenue Bonds (Series 2002), 3.250%, 11/1/2022	1,044,610
3,375,000		Rocky River, OH BANs, 2.000%, 9/24/2020	3,388,061
1,225,000		Trenton, OH BANs, 2.125%, 11/12/2020	1,232,497
4,200,000		Youngstown, OH BANs, 3.000%, 7/9/2020	4,202,604
		TOTAL	47,219,638

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Oklahoma—0.3%
$2,850,000		Cleveland County, OK Educational Facilities Authority (Norman Public Schools), Education Facilities Lease Revenue Bonds (Series 2019), 5.000%, 6/1/2022	$3,078,000
2,080,000		Cleveland County, OK Educational Facilities Authority (Norman Public Schools), Educational Facilities Lease Revenue Bonds (Series 2019), 5.000%, 6/1/2021	2,162,493
1,500,000		Cleveland County, OK Educational Facilities Authority (Norman Public Schools), Educational Facilities Lease Revenue Bonds (Series 2019), 5.000%, 6/1/2024	1,731,585
		TOTAL	6,972,078
		Oregon—0.1%
530,000		Clackamas County, OR Hospital Facilities Authority (Rose Villa, Inc.), Senior Living Revenue Bonds TEMPS-50 (Series 2020B-2), 2.750%, 11/15/2025	530,843
1,780,000		Clackamas County, OR Hospital Facilities Authority (Rose Villa, Inc.), Senior Living Revenue Bonds TEMPS-85 (Series 2020B-1), 3.250%, 11/15/2025	1,782,794
		TOTAL	2,313,637
		Pennsylvania—8.9%
8,135,000	[1]	Bethlehem, PA Area School District Authority, Revenue Refunding Bonds (Series 2018) FRNs, 0.609% (1-month USLIBOR x 0.70 +0.480%), Mandatory Tender 11/1/2021	8,061,704
9,990,000	[1]	Bethlehem, PA Area School District Authority, Revenue Refunding Bonds (Series 2018A) FRNs, 0.609% (1-month USLIBOR x 0.70 +0.480%), Mandatory Tender 11/1/2021	9,899,990
11,505,000	[1]	Lehigh County, PA General Purpose Authority (Muhlenberg College), College Revenue Bonds (Series 2019) FRNs, 0.710% (SIFMA 7-day +0.580%), Mandatory Tender 11/1/2024	11,355,780
5,450,000		Lehigh County, PA IDA (PPL Electric Utilities Corp.), Pollution Control Revenue Refunding Bonds (Series 2016B) TOBs, 1.780%, Mandatory Tender 8/15/2022	5,507,933
1,500,000	[1]	Manheim Township, PA School District, GO LIBOR Notes (Series 2017A) FRNs, 0.437% (1-month USLIBOR x 0.68 +0.320%), 5/3/2021	1,492,245
1,850,000	[1]	Manheim Township, PA School District, GO LIBOR Notes (Series 2017A) FRNs, 0.537% (1-month USLIBOR x 0.68 +0.420%), 11/1/2021	1,836,606
3,400,000	[1]	Manheim Township, PA School District, GO LIBOR Notes (Series 2017A) FRNs, 0.587% (1-month USLIBOR x 0.68 +0.470%), Mandatory Tender 11/1/2021	3,377,628
5,000,000	[1]	Montgomery County, PA Higher Education & Health Authority Hospital (Thomas Jefferson University), Revenue Bonds (Series 2018C) FRNs, 0.850% (SIFMA 7-day +0.720%), Mandatory Tender 9/1/2023	4,999,500
1,100,000	[1]	North Penn, PA Water Authority, SIFMA Index Rate Water Revenue Refunding Bonds (Series 2019) FRNs, 0.390% (SIFMA 7-day +0.260%), 11/1/2021	1,094,819
1,200,000	[1]	North Penn, PA Water Authority, SIFMA Index Rate Water Revenue Refunding Bonds (Series 2019) FRNs, 0.590% (SIFMA 7-day +0.460%), 11/1/2023	1,187,100
4,000,000	[1]	Northampton County, PA General Purpose Authority (St. Luke's University Health Network), Variable Rate Hospital Revenue Bonds (Series 2018B) FRNs, 1.161% (1-month USLIBOR x 0.70 +1.040%), Mandatory Tender 8/15/2024	3,977,840
50,000,000		Pennsylvania Economic Development Financing Authority (Republic Services, Inc.), (Series 2014) TOBs, 3.000%, Mandatory Tender 10/1/2020	50,000,000
8,500,000		Pennsylvania Economic Development Financing Authority (Republic Services, Inc.), (Series B-1) TOBs, 1.950%, Mandatory Tender 7/15/2020	8,501,445
10,150,000		Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2017A) TOBs, 1.700%, Mandatory Tender 8/3/2020	10,152,639
6,000,000	[1]	Pennsylvania HFA, SFM Revenue Bonds (Series 2018-127C) FRNs, 0.699% (1-month USLIBOR x 0.70 +0.570%), Mandatory Tender 10/1/2023	5,875,560
4,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2018B) FRNs, 0.630% (SIFMA 7-day +0.500%), 12/1/2021	3,962,160
5,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2018B) FRNs, 0.830% (SIFMA 7-day +0.700%), 12/1/2023	4,909,450
10,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (SIFMA Index Bonds)(Series 2018A-1) FRNs, 0.730% (SIFMA 7-day +0.600%), 12/1/2023	9,796,900
2,285,000		Philadelphia, PA, GO Bonds (Series 2019B), 5.000%, 2/1/2023	2,530,455
750,000		Philadelphia, PA, GO Bonds (Series 2019B), 5.000%, 2/1/2024	859,462
40,000,000	[1]	Pittsburgh, PA Water & Sewer Authority, First Lien Revenue Refunding Bonds (Series 2018C) FRNs, (Assured Guaranty Municipal Corp. INS), 0.765% (1-month USLIBOR x 0.70 +0.640%), Mandatory Tender 12/1/2020	39,831,600
4,015,000	[1]	Scranton, PA School District, GO Notes (Series 2014) (LIBOR Floating Rate Tender Notes) FRNs, (Pennsylvania School District Intercept Program GTD), 0.967% (1-month USLIBOR x 0.68 +0.850%), Mandatory Tender 4/1/2021	4,006,649

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$6,750,000	[1]	Southcentral PA, General Authority (Wellspan Health Obligated Group), Revenue Bonds (Series 2019A) FRNs, 0.730% (SIFMA 7-day +0.600%), Mandatory Tender 6/1/2024	$6,708,015
13,000,000	[1]	University of Pittsburgh, Pitt Asset Notes—Higher Education Registered Series of 2019 FRNs, 0.490% (SIFMA 7-day +0.360%), 2/15/2024	12,967,630
		TOTAL	212,893,110
		South Carolina—2.2%
2,500,000	[1]	Charleston, SC Waterworks and Sewer System, Capital Improvement Revenue Bonds (Series 2006B) FRNs, 0.496% (3-month USLIBOR x 0.70 +0.370%), Mandatory Tender 1/1/2022	2,479,950
25,000,000	[1]	Patriots Energy Group Financing Agency, Gas Supply Revenue Bonds (Series 2018B) FRNs, (Royal Bank of Canada GTD), 0.976% (1-month USLIBOR x 0.67 +0.860%), Mandatory Tender 2/1/2024	24,741,250
24,885,000	[1]	South Carolina Transportation Infrastructure Bank, Revenue Refunding Bonds (Series 2003B) FRNs, 0.566% (1-month USLIBOR x 0.67 +0.450%), Mandatory Tender 10/1/2022	24,566,223
		TOTAL	51,787,423
		Tennessee—0.9%
2,350,000		Memphis, TN Health, Educational and Housing Facility Board (Chickasaw Place Apartments), Collateralized Multifamily Housing Bonds (Series 2020) TOBs, 0.625%, Mandatory Tender 6/1/2022	2,351,927
16,200,000		Tennergy Corp., TN Gas Revenue, Gas Supply Revenue Bonds (Series 2019A) TOBs, (Royal Bank of Canada GTD), 4.891%, Mandatory Tender 10/1/2024	18,729,306
		TOTAL	21,081,233
		Texas—7.2%
5,000,000		Austin, TX Airport System, Revenue Refunding Bonds (Series 2019), 5.000%, 11/15/2020	5,070,300
2,695,000		Austin, TX Airport System, Revenue Refunding Bonds (Series 2019), 5.000%, 11/15/2021	2,833,281
2,500,000		Austin, TX Airport System, Revenue Refunding Bonds (Series 2019), 5.000%, 11/15/2022	2,731,200
2,135,000		Austin, TX Airport System, Revenue Refunding Bonds (Series 2019), 5.000%, 11/15/2023	2,410,031
3,400,000		Austin, TX Airport System, Revenue Refunding Bonds (Series 2019), 5.000%, 11/15/2024	3,949,406
5,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue & Refunding Bonds (Series 2015B) TOBs, 5.000%, Mandatory Tender 1/7/2021	5,003,900
4,000,000		Cypress-Fairbanks, TX Independent School District, Variable Rate UT School Building Bonds (Series 2017A-2) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.250%, Mandatory Tender 8/15/2022	4,041,280
5,000,000		Dickinson, TX Independent School District, Variable Rate Unlimited Tax Refunding Bonds (Series 2013) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.350%, Mandatory Tender 8/2/2021	5,044,250
15,000,000		Eagle Mountain-Saginaw, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2011) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.000%, Mandatory Tender 8/1/2024	15,755,100
4,465,000		Eanes, TX Independent School District, Variable Rate UT School Building Bonds (Series 2019B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.750%, Mandatory Tender 8/1/2025	4,630,339
5,810,000		Fort Bend, TX Independent School District, UT GO Refunding Bonds (Series 2019A) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.950%, Mandatory Tender 8/1/2022	5,923,818
4,500,000		Georgetown, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2019B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.750%, Mandatory Tender 8/1/2022	4,683,870
13,625,000		Goose Creek, TX ISD, Variable Rate UT School Building Bonds (Series 2019B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 3.000%, Mandatory Tender 10/1/2020	13,707,976
3,710,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2013B) FRNs, 0.960% (SIFMA 7-day +0.830%), 6/1/2021	3,712,745
20,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2015B) FRNs, 0.505% (SIFMA 7-day +0.375%), Mandatory Tender 4/1/2021	19,944,000
3,000,000		Harris County, TX Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Bonds (Series 2019B-1) TOBs, 5.000%, Mandatory Tender 12/1/2022	3,264,540
5,000,000	[1]	Harris County, TX Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Bonds (Series 2019C-1) FRNs, 0.550% (SIFMA 7-day +0.420%), Mandatory Tender 12/1/2022	4,939,200
5,000,000	[1]	Harris County, TX Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Bonds (Series 2019C-2) FRNs, 0.700% (SIFMA 7-day +0.570%), Mandatory Tender 12/4/2024	4,844,900
5,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2018C) FRNs, 0.489% (1-month USLIBOR x 0.70 +0.360%), Mandatory Tender 8/1/2021	4,935,350
6,400,000	[1]	Katy, TX Independent School District, Variable Rate Unlimited Tax Refunding Bonds (Series 2015C) FRNs, (Texas Permanent School Fund Guarantee Program GTD), 0.404% (1-month USLIBOR x 0.67 +0.280%), Mandatory Tender 8/16/2021	6,372,736

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$1,340,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019A), 5.000%, 5/15/2021	$1,392,836
1,000,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019A), 5.000%, 5/15/2022	1,083,230
1,000,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019A), 5.000%, 5/15/2023	1,126,250
1,040,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019A), 5.000%, 5/15/2024	1,211,860
1,020,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019A), 5.000%, 5/15/2025	1,224,143
1,000,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2020), 5.000%, 5/15/2021	1,039,430
1,000,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2020), 5.000%, 5/15/2022	1,083,230
5,500,000		Mansfield, TX Independent School District, UT GO School Building Bonds (Series 2012) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.500%, Mandatory Tender 8/1/2021	5,616,600
7,000,000		Matagorda County, TX Navigation District No. 1 (AEP Texas, Inc.), Pollution Control Revenue Refunding Bonds (Series 1996) TOBs, 1.750%, Mandatory Tender 9/1/2020	7,005,740
4,500,000		Mission, TX Economic Development Corp. (Republic Services, Inc.), (Series 2020 A) TOBs, 1.500%, Mandatory Tender 8/3/2020	4,499,685
10,000,000	[1]	Mission, TX Economic Development Corp. (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2018) FRNs, 0.930% (SIFMA 7-day +0.800%), Mandatory Tender 11/1/2021	10,008,800
3,675,000		Pflugerville, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2014) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.250%, Mandatory Tender 8/15/2022	3,803,441
4,000,000		San Antonio, TX Water System, Water System Variable Rate Junior Lien Revenue Bonds (Series 2019A) TOBs, 2.625%, Mandatory Tender 5/1/2024	4,247,800
5,000,000		Spring Branch, TX Independent School District, Unlimited Tax Schoolhouse Bonds (Series 2013) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.550%, Mandatory Tender 6/15/2021	5,029,500
		TOTAL	172,170,767
		Utah—0.4%
5,000,000		Utah County, UT Hospital Revenue (IHC Health Services, Inc.), Revenue Bonds (Series 2020 B-1) TOBs, 5.000%, Mandatory Tender 8/1/2024	5,870,750
1,500,000		Utah State, UT GO Bonds (Series 2020B), 5.000%, 7/1/2023	1,710,510
1,250,000		Utah State, UT GO Bonds (Series 2020B), 5.000%, 7/1/2024	1,481,213
		TOTAL	9,062,473
		Virginia—2.2%
13,000,000		Chesapeake Bay Bridge & Tunnel District, VA, First Tier General Resolution Revenue Bonds Anticipation Notes (Series 2019), 5.000%, 11/1/2023	14,022,580
3,000,000		Chesapeake, VA EDA (Virginia Electric & Power Co.), PCR Refunding Bonds (Series 2008A) TOBs, 1.900%, Mandatory Tender 6/1/2023	3,102,450
4,500,000		Louisa, VA IDA (Virginia Electric & Power Co.), PCR Refunding Bonds (Series 2008A) TOBs, 1.800%, Mandatory Tender 4/1/2022	4,600,170
5,000,000		Virginia Peninsula Port Authority (Dominion Terminal Associates), Coal Terminal Revenue Refunding Bonds (Series 2003) TOBs, 1.700%, Mandatory Tender 10/1/2022	5,049,000
4,000,000		Virginia State Public Building Authority Public Facilities, Public Facilities Revenue Refunding Bonds (Series 2020B), 5.000%, 8/1/2022	4,396,120
8,650,000		Virginia State Public Building Authority Public Facilities, Public Facilities Revenue Refunding Bonds (Series 2020B), 5.000%, 8/1/2023	9,904,077
5,000,000		Wise County, VA IDA (Virginia Electric & Power Co.), (Series 2010A) TOBs, 1.200%, Mandatory Tender 5/31/2024	5,012,350
5,500,000		York County, VA EDA (Virginia Electric & Power Co.), PCR Refunding Bonds (Series 2009A) TOBs, 1.900%, Mandatory Tender 6/1/2023	5,675,010
		TOTAL	51,761,757
		Washington—1.2%
5,000,000		Grant County, WA Public Utilities District NO. 2: Electric System, Electric System Revenue Refunding Bonds (Series 2017N) TOBs, 2.000%, Mandatory Tender 12/2/2020	5,010,250
5,000,000	[1]	Seattle, WA Municipal Light & Power, Refunding Revenue Bonds—SIFMA Index (Series 2018C) FRNs, 0.620% (SIFMA 7-day +0.490%), Mandatory Tender 11/1/2023	4,942,750

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Washington—continued
$2,500,000		Washington State Health Care Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2019B-1) TOBs, 5.000%, Mandatory Tender 8/1/2024	$2,808,850
10,000,000	[1]	Washington State Health Care Facilities Authority (Fred Hutchinson Cancer Research Center), Variable Rate LIBOR Index Revenue Bonds (Series 2017B) FRNs, 1.224% (1-month USLIBOR x 0.67 +1.100%), Mandatory Tender 7/1/2022	9,993,800
7,000,000	[1]	Washington State Health Care Facilities Authority (Fred Hutchinson Cancer Research Center), Variable Rate SIFMA Index Revenue Bonds (Series 2017C) FRNs, 1.180% (SIFMA 7-day +1.050%), Mandatory Tender 7/3/2023	7,019,530
		TOTAL	29,775,180
		West Virginia—0.1%
2,500,000		Roane County, WV Building Commission (Roane General Hospital), Lease Revenue Bond Anticipation Notes (Series 2019), 2.550%, 11/1/2021	2,512,700
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $2,007,853,052)	2,011,067,422
	[1]	SHORT-TERM MUNICIPALS—17.0%
		Alabama—0.0%
75,000		Bessemer, AL IDB (Hardwick Co., Inc.), (Series 2002) Weekly VRDNs, (Compass Bank, Birmingham LOC), 2.000%, 7/2/2020	75,000
		California—0.7%
12,400,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series A) Weekly VRDNs, 0.920%, 7/1/2020	12,400,000
4,000,000		Sweetwater, CA Union High School District, Tender Option Bond Trust Receipts (2018-XF0704) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.530%, 7/2/2020	4,000,000
		TOTAL	16,400,000
		Georgia—0.2%
4,940,000		Bartow County, GA Development Authority (Somerset Cove Apartments, LP), (Series 2002) Weekly VRDNs, (Compass Bank, Birmingham LOC), 0.700%, 7/2/2020	4,940,000
		Multi State—2.6%
50,000,000		Nuveen AMT-Free Municipal Credit Income Fund, Series B Weekly VRDPs, 0.920%, 7/1/2020	50,000,000
11,700,000		Nuveen AMT-Free Quality Municipal Income Fund, Series D Weekly VRDPs, 0.920%, 7/1/2020	11,700,000
		TOTAL	61,700,000
		New York—0.1%
1,500,000		New York City, NY, (Series B-3) Weekly VRENs, 0.400%, 7/1/2020	1,500,000
		Ohio—1.0%
23,885,000		Ohio State Higher Educational Facility Commission (University Hospitals Health System, Inc.), (Series 2015-B) Weekly VRENs, 0.660%, 7/2/2020	23,885,000
500,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2014B) Weekly VRENs, 0.520%, 7/2/2020	500,000
		TOTAL	24,385,000
		Oregon—0.1%
3,360,000		Port of Morrow, OR Pollution Control (Idaho Power Co.), (Series 2000) Weekly VRDNs, 0.750%, 7/2/2020	3,360,000
		Pennsylvania—1.1%
25,355,000		Pennsylvania State Higher Education Facilities Authority (Thomas Jefferson University), R-Float (Series 2017B) Weekly VRENs, 0.820%, 7/1/2020	25,355,000
		Texas—10.4%
9,900,000		Brazos River Harbor, TX Navigation District of Brazoria County (BASF Corp.), (Series 1996) Weekly VRDNs, 0.650%, 7/1/2020	9,900,000
24,150,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002A) Weekly VRDNs, 0.400%, 7/1/2020	24,150,000
5,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (BASF Corp.), (Series 1998) Weekly VRDNs, (BASF SE GTD), 0.650%, 7/1/2020	5,000,000
23,500,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2002) Weekly VRDNs, 2.090%, 7/1/2020	23,500,000
44,300,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010A) Daily VRDNs, 0.900%, 7/1/2020	44,300,000
41,500,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010B) Daily VRDNs, 0.900%, 7/1/2020	41,500,000
23,280,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010C) Daily VRDNs, 0.920%, 7/1/2020	23,280,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—continued
$50,475,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010D) Weekly VRDNs, 1.950%, 7/1/2020	$50,475,000
5,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010E) Weekly VRDNs, 1.990%, 7/1/2020	5,000,000
20,625,000		Trinity River, TX Public Facilities Authority (Patriot Pointe LP), Tender Option Bond Trust Certificates (Series 2019-XF1083) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.480%, 7/2/2020	20,625,000
		TOTAL	247,730,000
		Utah—0.4%
10,000,000		Utah State Housing Corporation (Triview Apartment Associates II, LLC), Tender Option Bond Trust Certificates (Series 2019-XF1081) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.530%, 7/2/2020	10,000,000
		Wisconsin—0.4%
9,000,000		Wisconsin State HEFA (Marshfield Clinic), (Series 2020C) Weekly VRENs, 0.890%, 7/2/2020	9,000,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $404,445,000)	404,445,000
		TOTAL INVESTMENT IN SECURITIES—101.6% (IDENTIFIED COST $2,412,298,052)	2,415,512,422
		OTHER ASSETS AND LIABILITIES - NET—(1.6)%[3]	(37,461,477)
		TOTAL NET ASSETS—100%	$2,378,050,945
Securities that are subject to the federal alternative minimum tax (AMT) represent 13.6% of the Fund's portfolio as calculated based upon total market value.
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2020, these restricted securities amounted to $4,051,000, which represented 0.2% of total net assets.
Additional information on restricted securities held at June 30, 2020, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
Yavapai County, AZ IDA Solid Waste Disposal (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2002) TOBs, 2.800%, Mandatory Tender 6/1/2021	6/1/2018	$4,000,000	$4,051,000
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of June 30, 2020, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CSD	—Central School District
EDA	—Economic Development Authority
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
ISD	—Independent School District
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PCR	—Pollution Control Revenue
PRF	—Pre-refunded
RANs	—Revenue Anticipation Notes
SFH	—Single Family Housing
SFM	—Single Family Mortgage
SIFMA	—Securities Industry and Financial Markets Association
TANs	—Tax Anticipation Notes
TEMPS	—Tax Exempt Mandatory Paydown Securities
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes